Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2025
Goodwill And Intangible Assets [Abstract]
Goodwill and Intangible Assets	Goodwill and Intangible AssetsChange in the Carrying Value of Goodwill and Intangible Assets
The following tables present the changes in carrying value of goodwill and intangible assets.

For the year ended December 31, 2025	Balance, January 1, 2025	Net additions/ (disposals)(1),(3)	Amortization expense	Effect of changes in foreign exchange rates	Balance, December 31, 2025
Goodwill	$6,275	$739	$ n/a	$(137)	$6,877
Indefinite life intangible assets
Brand	866	21	n/a	(43)	844
Fund management contracts and other(4)	1,258	175	n/a	(34)	1,399
	2,124	196	n/a	(77)	2,243
Finite life intangible assets(5)
Distribution networks	840	59	(69)	(38)	792
Customer relationships	542	280	(34)	(14)	774
Software	1,212	385	(254)	(32)	1,311
Fund management contracts and other	59	277	(7)	(2)	327
	2,653	1,001	(364)	(86)	3,204
Total intangible assets	4,777	1,197	(364)	(163)	5,447
Total goodwill and intangible assets	$11,052	$1,936	$(364)	$(300)	$12,324

For the year ended December 31, 2024	Balance, January 1, 2024	Net additions/ (disposals)(2)	Amortization expense	Effect of changes in foreign exchange rates	Balance, December 31, 2024
Goodwill	$5,919	$150	$ n/a	$206	$6,275
Indefinite life intangible assets
Brand	791	3	n/a	72	866
Fund management contracts and other(4)	1,034	156	n/a	68	1,258
	1,825	159	n/a	140	2,124
Finite life intangible assets(5)
Distribution networks	834	13	(56)	49	840
Customer relationships	582	-	(52)	12	542
Software	1,102	329	(257)	38	1,212
Fund management contracts and other	48	7	(9)	13	59
	2,566	349	(374)	112	2,653
Total intangible assets	4,391	508	(374)	252	4,777
Total goodwill and intangible assets	$10,310	$658	$(374)	$458	$11,052
(1)In November 2025, the Company completed the acquisition of a 75% interest in Comvest Credit Partners. Goodwill, brand, indefinite life fund management contracts, finite lived customer relationships and finite life fund management contracts and other of $739, $21, $144, $280 and $290, respectively, were recognized. Refer to note 24.
(2)In April 2024, the Company acquired control of CQS Management Limited, the London-based alternative credit investment manager, through purchase of 100% of its shares outstanding. The transaction included cash consideration of $334 and contingent consideration of $8. Goodwill, brand, indefinite lived and definite lived management contracts of $150, $3, $153 and $7 were recognized.
(3)In August 2025, the Company acquired $15 of insurance licenses to operate across multiple U.S. states.
(4)Fund management contracts are primarily allocated to Canada WAM and U.S. WAM CGUs with carrying values of $273 (2024 – $273) and $545 (2024 – $421), respectively.
(5)Gross carrying amount of finite life intangible assets was $3,703 for software, $1,611 for distribution networks, $1,417 for customer relationships and $434 for fund management contracts and other (2024 – $3,408, $1,617, $1,156 and $156), respectively.
Goodwill Impairment Testing
The Company completed its annual goodwill impairment testing in the fourth quarter of 2025 by determining the recoverable amounts of its CGUs using valuation techniques discussed below (refer to notes 1 (f) and 5 (c)). The testing resulted in $nil impairment of goodwill in 2025 (2024 – $nil).
The following tables present the carrying value of goodwill by CGU or group of CGUs.

For the year ended December 31, 2025	Balance, January 1, 2025	Net additions/ (disposals)	Effect of changes in foreign exchange rates	Balance, December 31, 2025	Test method
CGU or group of CGUs
Asia
Asia Insurance (excluding Japan)	$170	$-	$(4)	$166	FVLCS
Japan Insurance	321	-	(14)	307	VIU
Canada Insurance	1,966	-	(5)	1,961	FVLCS
U.S. Insurance	382	-	(18)	364	FVLCS
Global Wealth and Asset Management
Asia WAM	479	-	(23)	456	FVLCS, VIU
Canada WAM	1,436	-	-	1,436	VIU
U.S. WAM	1,521	739	(73)	2,187	VIU
Total	$6,275	$739	$(137)	$6,877

For the year ended December 31, 2024	Balance, January 1, 2024	Net additions/ (disposals)	Effect of changes in foreign exchange rates	Balance, December 31, 2024	Test method
CGU or group of CGUs
Asia
Asia Insurance (excluding Japan)	$159	$-	$11	$170	FVLCS
Japan Insurance	328	-	(7)	321	VIU
Canada Insurance	1,958	-	8	1,966	VIU
U.S. Insurance	350	-	32	382	VIU
Global Wealth and Asset Management
Asia WAM	438	-	41	479	FVLCS, VIU
Canada WAM	1,436	-	-	1,436	VIU
U.S. WAM	1,250	150	121	1,521	VIU
Total	$5,919	$150	$206	$6,275
The valuation techniques, significant assumptions and sensitivities, where applicable, applied in the goodwill impairment testing are described below.
Valuation Techniques
When determining if a CGU is impaired, the Company determines whether its recoverable amount is greater than its carrying value. Capital levels used are aligned with the Company’s internal reporting practices.
Fair value less costs to sell (FVLCS)
Under the FVLCS approach, the Company determines the fair value of the CGU or group of CGUs using an approach which incorporates forecasted earnings, excluding interest and equity market impacts and normalized new business expenses multiplied by an earnings multiple derived from the observable price-to-earnings multiples of comparable financial institutions.
Value-in-use (VIU)
VIU recoverable value for insurance CGUs is determined with a projection of future distributable earnings derived from both the in-force business and future business, reflecting the economic value for the CGUs’ profit potential. This approach uses assumptions including sales and revenue growth rates, capital requirements, interest rates, equity returns, mortality, morbidity, policyholder behaviour, tax rates and discount rates.
Significant Assumptions
For FVLCS valuations, earnings multiples ranged from 5.9 to 16.7 (2024 – 6.7 to 13.6). The resulting valuations are categorized as Level 3 of the fair value hierarchy (2024 – Level 3).
For VIU valuations based on future distributable earnings, projections are based on discounted projected earnings from in-force contracts and the value of 80 years of new business, reflecting the long-duration nature of insurance businesses (2024 – Japan
Insurance, Canada Insurance and U.S. Insurance, 80 years). In arriving at its projections, the Company considered past experience, economic trends such as interest rates, equity returns and product mix, as well as industry and market trends. For
VIU valuations based on discounted cash flow analysis, cash flow projections are based on the most recent budgets and forecasts and generally cover a period of five years; a long-term growth rate is applied to project cash flows beyond the forecast period. Long-term growth rates used for these extrapolations ranged from approximately 1.7 per cent to 4.5 per cent (2024 –
approximately 1.7 per cent to 8.0 per cent).
Interest rate assumptions are based on prevailing market rates at the valuation date. These interest rate assumptions are used to estimate items such as investment yields and reinvestment returns within the cash flow projections. Discount rates assumed were 9.8 per cent on an after-tax basis or 10.1 per cent on a pre-tax basis (2024 – 10.0 per cent to 13.0 per cent on an after-tax basis or 12.5 per cent to 16.3 per cent on a pre-tax basis).
Tax rates applied to the projections include the impact of internal reinsurance treaties where applicable and were 28.0 per cent,
27.8 per cent and 21.0 per cent for the Japan, Canada and U.S. jurisdictions, respectively (2024 – 28.0 per cent, 27.8 per cent and 21.0 per cent, respectively). Tax assumptions are sensitive to changes in tax laws as well as assumptions about the jurisdictions in which profits are earned. It is possible that effective tax rates could differ from those assumed.
Key assumptions may change as economic and market conditions change, which could result in future impairment charges.
These changes could include adverse changes in discount rates (for example, due to changes in interest rates), changes in growth-rate assumptions used in cash flow projections, or reductions in market-based earnings multiples.